RELATED PARTY TRANSACTIONS - (Disclosure of aggregate value of transactions with key management personnel and Directors) (Details) - CAD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	$ 244,913	$ 482,810	$ 333,491
Andrew Hale [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	120,115	134,666	180,091
DBM CPA [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	107,298	61,091	150,900
Donald Dinsmore [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	0	172,535	0
Invictus Accounting Group LLP[Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	0	74,518	0
MDC Forbes [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	0	40,000	0
Pipedreemz [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Aggregate value of transactions with key management personnel and Directors	$ 17,500	$ 0	$ 2,500